Shareholder Report, Holdings (Details) - C000161514	Jun. 30, 2024
FHLMC Multifamily Structured Pass-Through Certificates8070574
Holdings [Line Items]
Percent of Total Investments	3.90%
FHLMC Multifamily Structured Pass-Through Certificates8070802
Holdings [Line Items]
Percent of Total Investments	3.40%
FNMA8070557
Holdings [Line Items]
Percent of Total Investments	3.30%
FHLMC8070578
Holdings [Line Items]
Percent of Total Investments	3.00%
FHLMC Multifamily Structured Pass-Through Certificates8070818
Holdings [Line Items]
Percent of Total Investments	2.80%
FNMA8070642
Holdings [Line Items]
Percent of Total Investments	2.80%
GNMA8070507
Holdings [Line Items]
Percent of Total Investments	2.50%
FHLMC Multifamily Structured Pass-Through Certificates8070832
Holdings [Line Items]
Percent of Total Investments	2.20%
GNMA8070519
Holdings [Line Items]
Percent of Total Investments	2.10%
GNMA8070510
Holdings [Line Items]
Percent of Total Investments	2.10%
Other
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
Asset-Backed Security
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Short-Term Investment
Holdings [Line Items]
Percent of Net Asset Value	1.30%
U.S. Treasury Obligation
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Municipal Bond
Holdings [Line Items]
Percent of Net Asset Value	6.80%
Mortgage-Backed Security
Holdings [Line Items]
Percent of Net Asset Value	15.90%
U.S. Government & Agency Obligation
Holdings [Line Items]
Percent of Net Asset Value	72.60%